Average Annual Total Returns - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIPValueStrategiesPortfolio-InitialServiceService2PRO - VIP Value Strategies Portfolio	Apr. 29, 2024
VIP Value Strategies Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.85%
Past 5 years	16.93%
Past 10 years	9.38%
VIP Value Strategies Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.77%
Past 5 years	16.80%
Past 10 years	9.26%
VIP Value Strategies Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	20.61%
Past 5 years	16.63%
Past 10 years	9.10%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%